Document and Entity Information	Apr. 27, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000723612
Document Type	8-K
Document Period End Date	Apr. 27, 2020
Entity Registrant Name	Avis Budget Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-10308
Entity Tax Identification Number	06-0918165
Entity Address, Address Line One	6 Sylvan Way
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	(973)
Local Phone Number	496-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common Stock, Par Value $0.01
Trading Symbol	CAR
Rights [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common Stock Purchase Rights
No Trading Symbol Flag	true